Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000027272 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000027272 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000027272 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000027272 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027272 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027272 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027272 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027272 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027272 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(57.30%)
C000027276 | Other CountriesSerbia
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000027276 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000027276 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027276 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000027276 | Peru
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000027276 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027276 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027276 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027276 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027276 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027276 | Romania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027278 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027278 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C000027278 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027278 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027278 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000027278 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000027278 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027278 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027278 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027278 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027278 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026518 | Other CountriesSouth Korea
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026518 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000026518 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026518 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026518 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026518 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026518 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026518 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026518 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026518 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026518 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026517 | Other CountriesSouth Korea
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026517 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000026517 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026517 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026517 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026517 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026517 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026517 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026517 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026517 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026517 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026520 | Other CountriesSouth Korea
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026520 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000026520 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026520 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026520 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026520 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026520 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026520 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026520 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026520 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026520 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200438 | Other CountriesSouth Korea
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000200438 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000200438 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200438 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200438 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200438 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200438 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200438 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200438 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200438 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200438 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026516 | Other CountriesSouth Korea
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026516 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000026516 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026516 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026516 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026516 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026516 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026516 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026516 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026516 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026516 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064132 | Other CountriesSouth Korea
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000064132 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000064132 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064132 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000064132 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064132 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064132 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064132 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064132 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064132 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064132 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026522 | Other CountriesSouth Korea
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026522 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000026522 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026522 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026522 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026522 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026522 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026522 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026522 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026522 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026522 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027279 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027279 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027279 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027279 | Canada
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000027279 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027279 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027280 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000027280 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027280 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027280 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027280 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000027280 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000027280 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027280 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027280 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
C000027280 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027280 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000027280 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027280 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027280 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027280 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000071766 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000071766 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000071766 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000071766 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000071766 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000071766 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000071766 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000071766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000071766 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.30%)
C000071766 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000071766 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071766 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071766 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071766 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106507 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000106507 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000106507 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000106507 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000106507 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000106507 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000106507 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000106507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000106507 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000106507 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106507 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106508 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000106508 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000106508 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000106508 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000106508 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000106508 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000106508 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000106508 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)
C000106508 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106508 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027281 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	326.20%
C000027281 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000027281 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027281 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027281 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027281 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027281 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027281 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(252.20%)
C000027281 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027281 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027282 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027282 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000027282 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000027282 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027282 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027282 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027282 | Appropriations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027282 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027282 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027282 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027282 | Hotel Occupancy Tax
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027282 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027282 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000027282 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027282 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227285 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	186.60%
C000227285 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000227285 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227285 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000227285 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(103.50%)
C000227289 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000227289 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000227289 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227289 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000227289 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227289 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227289 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227290 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000227290 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227290 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227290 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000227290 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000227290 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227290 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227290 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000227290 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(26.70%)
C000227290 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227290 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227290 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027283 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000027283 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	177.10%
C000027283 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027283 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027283 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000027283 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(81.30%)
C000187474 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000187474 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000187474 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000187474 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000187474 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000187474 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000187474 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000187474 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000187474 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076734 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076734 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076734 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000076734 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000076734 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000076734 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000076734 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113894 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113894 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000113894 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000113894 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000113894 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113894 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)
C000113894 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027273 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000027273 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000027273 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000027273 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027273 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027273 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027273 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027273 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(56.40%)
C000027273 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000027275 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027275 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027275 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027275 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000027275 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000027275 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027275 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000027275 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.